EQUITY (Tables)	6 Months Ended
Jun. 30, 2022
Equity [abstract]
Disclosure of classes of share capital
The table below provides a continuity of GP Units and LP Units outstanding for the period ended June 30, 2022:

UNITS	GP Units	LP Units	Total
Balance as at January 1, 2022	4	77,085,493	77,085,497
Repurchased and canceled	—	(2,525,490)	(2,525,490)
Conversion from BBUC exchangeable shares	—	50,825	50,825
Balance as at June 30, 2022	4	74,610,828	74,610,832
The table below provides a continuity of Redemption-Exchange Units outstanding for the period ended June 30, 2022:

UNITS	Redemption-Exchange Units
Balance as at January 1, 2022	69,705,497
Repurchased and canceled	—
Balance as at June 30, 2022	69,705,497
The table below provides a continuity of BBUC exchangeable shares outstanding for the period ended June 30, 2022:

SHARES	BBUC exchangeable shares
Balance as at January 1, 2022	—
Special distribution	73,088,510
Converted to class C shares	(80,425)
Converted to LP Units	(50,825)
Balance as at June 30, 2022	72,957,260